Rule 497(e)
                                                      Registration No. 33-8982

Dear Shareholder:

Effective March 29, 1999, as a result of the reorganization of Gradison Growth & Income Fund and Gradison International Fund, Victory Diversified Stock Fund and Victory International Growth Fund started offering Class G Shares. This supplement provides Class G information and performance updates to be included in the current Prospectus for these Victory Funds. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------
                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                               Special Value Fund
                            Ohio Regional Stock Fund
                            International Growth Fund


                         Supplement dated March 29, 1999
                      To the Prospectus dated March 1, 1999

1. On page 3, under "Fees and Expenses" delete the third paragraph and replace it with the following:

                  On March 5, 1999, shareholders of Gradison Growth and Income Fund and Gradison International Fund approved the reorganization of their funds into Class G Shares of the Victory Diversified Stock Fund and Victory International Growth Fund. As a result, the Diversified Stock Fund and the International Growth Fund began offering Class G Shares. The Gradison Division of McDonald Investments Inc., an affiliate of Key Asset Management Inc. (Gradison McDonald), will provide services to the shareholders of the Class G Shares of these funds. Fees and expenses associated with Class G Shares are discussed below. Class G Shares are available only through certain broker-dealers.

2. On pages 4, 6, 8, 10, 12, 14 and 16, in the Risk/Return Summary for each of the Funds, add the following information at the end of the "Principal Risks" section:

                  An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

3. On page 5, on the Investment Performance chart for the Value Fund, change the S&P 500 Index Average Annual Total Return Since Inception number from 19.11% to 23.75%.

4. On page 7, in the Risk/Return Summary for the Diversified Stock Fund, add the following information under "Fund Expenses."


                  Shareholder Transaction Expenses
                  (paid directly from your investment)*                                      Class G
                  Maximum Sales Charge Imposed on Purchases
                  (as a percentage of offering price)                                          NONE
                  ---------------------------------------------------------------------- -----------------
                  Maximum Sales Charge Imposed On Reinvested Dividends                         NONE
                  ---------------------------------------------------------------------- -----------------
                  Deferred Sales Charge                                                        NONE
                  ---------------------------------------------------------------------- -----------------
                  Redemption Fees                                                              NONE
                  ---------------------------------------------------------------------- -----------------
                  Exchange Fees                                                                NONE
                  *   You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

                  The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder in Class G Shares of the Diversified Stock Fund. The Diversified
                  Stock Fund pays these expenses from its assets.

                  Annual Fund Operating Expenses                                       Class G
                  Management Fees                                                       0.65%
                  ------------------------------------------------------------ -------------------------
                  Distribution (12b-1) Fees                                             0.50%
                  ------------------------------------------------------------ -------------------------
                  Other Expenses                                                        0.37%
                  ------------------------------------------------------------ -------------------------
                  Total Fund Operating Expenses                                         1.52%
                  ------------------------------------------------------------ -------------------------
                  Fee Waiver                                                           (0.08%)
                  ------------------------------------------------------------ -------------------------
                  Net Expenses /1/                                                        1.44%
                  /1/ The expenses shown are based on historical expenses of the
                      Fund adjusted to reflect current expenses. The Adviser has agreed  to  waive  its  management  fee  or  to  reimburse expenses,  as allowed by law, to the extent  necessary  to maintain the net operating  expenses at a maximum of 1.44%
                      until at least April 1, 2001.

                  EXAMPLE

                  The following Example is designed to help you compare the cost of investing in Class G Shares of the Diversified Stock Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Diversified Stock Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Diversified Stock Fund's operating expenses remain the same.*
                  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year           3 Years           5 Years          10 Years
                  Class G                  $147              $464             $813             $1,799

                  *   This  Example  assumes  that Total  Annual Fund  Operating
                      Expenses will equal 1.44% until April 1, 2001 and will equal 1.52% thereafter.


5. On page 11, on the Investment Performance chart for the Growth Fund, change the S&P 500 Index Average Annual Total Return Past 5 Year number from 24.12% to 24.06%.

6.       On page 17, on the Investment  Performance  chart for the International
         Growth  Fund,  change the Morgan  Stanley  All-Country  World Free XUSA
         Average Annual Total Return Since Inception from 6.25% to 6.30%.

7.       On page 17, in the  Risk/Return  Summary for the  International  Growth
         Fund, add the following information under "Fund Expenses."



                  Shareholder Transaction Expenses
                  (paid directly from your investment)*                                      Class G
                  Maximum Sales Charge Imposed on Purchases
                  (as a percentage of offering price)                                          NONE
                  ---------------------------------------------------------------------- -----------------
                  Maximum Sales Charge Imposed On Reinvested Dividends                         NONE
                  ---------------------------------------------------------------------- -----------------
                  Deferred Sales Charge                                                        NONE
                  ---------------------------------------------------------------------- -----------------
                  Redemption Fees                                                              NONE
                  ---------------------------------------------------------------------- -----------------
                  Exchange Fees                                                                NONE
                  *   You may be charged  additional fees if you buy,  exchange, or sell shares through a broker or agent.

                  The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder in
                  Class  G  Shares  of  the   International   Growth  Fund.  The
                  International Growth Fund pays these expenses from its assets.

                  Annual Fund Operating Expenses                                       Class G
                  Management Fees                                                       1.10%
                  ------------------------------------------------------------ -------------------------
                  Distribution (12b-1) Fees                                             0.50%
                  ------------------------------------------------------------ -------------------------
                  Other Expenses                                                        0.47%
                  ------------------------------------------------------------ -------------------------
                  Total Fund Operating Expenses                                         2.07%
                  ------------------------------------------------------------ -------------------------
                  Fee Waiver                                                           (0.07%)
                  ------------------------------------------------------------ -------------------------
                  Net Expenses /1/                                                        2.00%
                  /1/ The expenses shown are based on historical expenses of the
                      International  Growth  Fund  adjusted  to reflect  current expenses.  The Adviser has agreed to waive its  management fee or to  reimburse  expenses,  as allowed by law, to the extent necessary to maintain the net operating expenses at a maximum of 2.00% until at least April 1, 2001.

                  EXAMPLE

                  The following Example is designed to help you compare the cost of investing in Class G Shares of the International Growth
                  Fund with the cost of  investing in other  mutual  funds.  The
                  Example  assumes that you invest $10,000 in the  International
                  Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Growth Fund's operating expenses remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year           3 Years           5 Years          10 Years
                  Class G                  $203              $635            $1,100            $2,389
                  *   This Example assumes that Total Annual Fund Operating Expenses will equal
                      2.00% until April 1, 2001 and will equal 2.07% thereafter.


8. On page 22, under "Share Price," replace the second sentence in the first paragraph with the following:

                  You may buy, exchange, and sell your shares on any business day at the NAV that is calculated after you place your order.

9. On page 25, under "Choosing a Share Class," delete the second sentence in the first paragraph and replace it with: "The Diversified Stock Fund and International Growth Fund also offer Class G Shares which have no front-end sales charge." Add the following information to facilitate the comparison of Class G Shares of these Funds to their Class A and Class B Shares:

                      Class G
                      -------

o No front-end sales charge. All your money goes to work for you right away.
o        No deferred sales charge.
o        Lower annual expenses than Class B Shares.
o        Higher annual expenses than Class A Shares.
o        No automatic conversion to Class A Shares.
o        Class G Shares are sold only by certain broker-dealers.

10. On page 35, under "Distribution Plan," please insert the following between the first and second paragraphs:

              Victory also has adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of the Diversified Stock Fund and International Growth Fund, under which these shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of each Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of these Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. Each Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

              Under the Class G Rule 12b-1 Distribution and Service Plan, Class G Shares of the Diversified Stock Fund and International Growth Fund also annually pay the Distributor a monthly distribution fee in an additional amount of up to 0.25% of each Fund's average daily net assets. The distribution fee is paid to the Distributor for general distribution services and for selling Class G Shares of these Funds. The Distributor makes payments to agents who provide these services.

11. On page 33, under "Portfolio Management," delete Barbara A. Myers' name and biographical information from the paragraph regarding the portfolio managers of the Special Value Fund.

12. Throughout  the  Prospectus  add,  to  obtain  additional  information  call
    Gradison   McDonald  at  513-579-5999  or  800-869-5999  or  write  Gradison
    McDonald, 580 Walnut Street, Cincinnati, OH 45202.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.


                                   VF-EQTY-SUP

Dear Shareholder:

Effective March 29, 1999, as a result of the reorganization of Gradison Ohio Tax-Free Income Fund, Victory Ohio Municipal Bond Fund started offering Class G Shares. This supplement provides Class G information to be included in the current Prospectus for this Victory Fund. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------
                             The Victory Portfolios

                          National Municipal Bond Fund
                             New York Tax-Free Fund
                            Ohio Municipal Bond Fund

                         Supplement dated March 29, 1999
                      To the Prospectus dated March 1, 1999


1. On the cover of the Prospectus, delete the word "Bond" in the New York Tax-Free Fund.

2. On page 3 under "Fees and Expenses" delete the third paragraph and replace it with the following:

                  On March 5, 1999, shareholders of Gradison Ohio Tax-Free Income Fund approved the reorganization of their funds into Class G Shares of the Victory Ohio Municipal Bond Fund. As a result, the Ohio Municipal Bond Fund began offering Class G Shares. The Gradison Division of McDonald Investments Inc., an affiliate of Key Asset Management Inc. (Gradison McDonald), will provide services to the shareholders of the Class G Shares of the fund. Fees and expenses associated with Class G Shares are discussed below. Class G Shares are available only through certain broker-dealers.

3. On pages 6, 8 and 10, in the Risk/Return Summary for each of the Funds, add the following information at the end of the "Principal Risks" sections:

                  An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

4. On page 9, in the Risk/Return Summary for the Ohio Municipal Bond Fund, add the following information under "Fund Expenses."


                  Shareholder Transaction Expenses
                  (paid directly from your investment)*                                      Class G
                  Maximum Sales Charge Imposed on Purchases
                  (as a percentage of offering price)                                          NONE
                  ---------------------------------------------------------------------- -----------------
                  Maximum Sales Charge Imposed On Reinvested Dividends                         NONE
                  ---------------------------------------------------------------------- -----------------
                  Deferred Sales Charge                                                        NONE
                  ---------------------------------------------------------------------- -----------------
                  Redemption Fees                                                              NONE
                  ---------------------------------------------------------------------- -----------------
                  Exchange Fees                                                                NONE
                  o You may be charged additional fees if you, exchange, or sell shares through a broker or agent.




                  The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder in Class G Shares of the Ohio Municipal Bond Fund. The Ohio
                  Municipal Bond Fund pays these expenses from its assets.

                  Annual Fund Operating Expenses                                       Class G
                  Management Fees                                                       0.60%
                  ------------------------------------------------------------ -------------------------
                  Distribution (12b-1) Fees                                             0.25%
                  ------------------------------------------------------------ -------------------------
                  Other Expenses                                                        0.27%
                  ------------------------------------------------------------ -------------------------
                  Total Fund Operating Expenses                                         1.12%
                  ------------------------------------------------------------ -------------------------
                  Fee Waiver                                                           (0.21%)
                  ------------------------------------------------------------ -------------------------
                  Net Expenses /1/                                                      0.91%
                  /1/ The expenses shown are based on historical expenses of the
                      Ohio  Municipal  Bond Fund  adjusted  to  reflect  current expenses.  The Adviser has agreed to waive its  management fee or to  reimburse  expenses,  as allowed by law, to the extent necessary to maintain the net operating expenses at a maximum of 0.91% until at least April 1, 2001.

                  EXAMPLE

                  The following Example is designed to help you compare the cost of investing in Class G Shares of the Ohio Municipal Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Ohio Municipal Bond
                  Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Bond Fund's operating expenses remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year           3 Years           5 Years          10 Years
                  Class G                   $93              $313             $575             $1,324
                  *   This Example assumes that Total Annual Fund Operating Expenses will equal 0.91%
                      until April 1, 2001 and will equal 1.12% thereafter.


5. On page 12, under "Share Price," replace the second sentence in the first paragraph with the following:


              You may buy, exchange, and sell your shares on any business day at the NAV that is calculated after you place your order.

6. On page 15, under "Choosing a Share Class," delete the second sentence in the first paragraph and replace it with: "The Ohio Municipal Bond Fund also offers Class G Shares which have no front-end sales charge." Add the following information to facilitate the comparison of Class G Shares of the Ohio Municipal Bond Fund to its Class A Shares:

         Class G
         -------

o No front-end sales charge. All your money goes to work for you right away.
o        No deferred sales charge.
o        Lower annual expenses than Class A Shares.
o        No automatic conversion to Class A Shares.
o        Class G Shares are sold only by certain broker-dealers.

7. On page 24, under "Distribution Plan," add the following after the second paragraph:

         Victory has also adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of the Ohio Municipal Bond Fund, under which these shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of the Ohio Municipal Bond Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Ohio Municipal Bond Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

8.  Throughout  the  Prospectus  add:  "To obtain  additional  information  call
    Gradison   McDonald  at  513-579-5999  or  800-869-5999  or  write  Gradison
    McDonald, 580 Walnut Street, Cincinnati, OH 45202."

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.



                                   VF-TEFI-SUP

Dear Shareholder:

The Victory Lakefront Prospectus is being revised. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                 Lakefront Fund

                         Supplement dated March 29, 1999

                      To the Prospectus dated March 1, 1999

1. On page 2, in the Risk/Return Summary for the Fund, add the following information at the end of the "Principal Risks" section:

                  An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

2. On page 3, in the Investment Performance chart, change the S&P 500 Index Average Annual Total Return for the Past One Year from 25.58% to 28.58% and Since Inception from 19.08% to 29.74%.

3. On page 5, under "Share Price," replace the second sentence in the first paragraph with the following:

                  You may buy, exchange, and sell your shares on any business day at the NAV that is calculated after you place your order.

4. On page 5, in the "Dividends, Distributions, and Taxes" section, replace the first sentence of the last paragraph with the following information:


           Ordinarily, the Fund declares and pays dividends quarterly.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND.













                                   VF-VLF-SUP

Dear Shareholder:

The Victory LifeChoice Funds' Prospectus is being revised. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------


                             The Victory Portfolios

                      LifeChoice Conservative Investor Fund
                        LifeChoice Moderate Investor Fund
                         LifeChoice Growth Investor Fund

                         Supplement dated March 29, 1999
                      To the Prospectus dated March 1, 1999


1. On page 6, in the Risk/Return Summary for the LifeChoice Funds, add the following information at the end of the "Principal Risks" section:

                  An investment in a LifeChoice Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

2. On page 7, in the Investment Performance chart, change the S&P 500 Index Average Annual Total Return for the Past One Year from 15.09% to 28.58% and Since Inception from 16.32% to 30.90%.

3. On page 15, under "Share Price," replace the second sentence in the first paragraph with the following:

                  You may buy, exchange, and sell your shares on any business day at the NAV that is calculated after you place your order.



Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND.











                                   VF-VLCF-SUP

                                              THE VICTORY PORTFOLIOS


Balanced Fund                          International Growth Fund                    Ohio Municipal Money Market Fund
Convertible Securities Fund            Investment Quality Bond Fund                 Ohio Regional Stock Fund
Diversified Stock Fund                 Lakefront Fund                               Prime Obligations Fund
Federal Money Market Fund              LifeChoice Conservative Investor Fund        Real Estate Investment Fund
Financial Reserves Fund                LifeChoice Moderate Investor Fund            Small Company Opportunity Fund
Fund for Income                        LifeChoice Growth Investor Fund              Special Value Fund
Government Mortgage Fund               Limited Term Income Fund                     Stock Index Fund
Growth Fund                            National Municipal Bond Fund                 Tax-Free Money Market Fund
Institutional Money Market Fund        New York Tax-Free Fund                       U.S. Government Obligations Fund
Intermediate Income Fund               Ohio Municipal Bond Fund                     Value Fund

                                          Supplement dated March 29, 1999
                                    To the Statement of Additional Information
                                                dated March 1, 1999

On March 5, 1999, shareholders of mutual funds advised by the Gradison Division of McDonald Investments Inc. ("Gradison McDonald") approved the reorganization of their funds into Class G Shares of certain series of The Victory Portfolios, as shown in the following table.

         Gradison Fund:                                 Victory Fund (Class G):
         U.S. Government Reserves                ->     Gradison Government Reserves Fund*
         Government Income Fund                  ->     Fund for Income
         Ohio Tax-Free Income Fund               ->     Ohio Municipal Bond Fund
         Established Value Fund                  ->     Established Value Fund*
         Growth & Income Fund                    ->     Diversified Stock Fund
         Opportunity Value Fund                  ->     Small Company Opportunity Fund
         International Fund                      ->     International Growth Fund


---------------------
*        Described in a separate statement of additional information.

As a result of the reorganization, which was completed on March 29, 1999, the Victory Fund for Income and the Victory Small Company Opportunity Fund (formerly known as the Special Growth Fund) assumed the performance and accounting history of the Gradison Government Income Fund and the Gradison Opportunity Value Fund (the "Predecessor Funds"), respectively. The following information reflects the performance, investment advisory fees, brokerage commissions, portfolio turnover rates, underwriting fees, miscellaneous fees and Rule 12b-1 payments of the Predecessor Funds during the indicated periods.

In  addition,   the  Special  Value  Fund  is  updating  its  portfolio  manager information.

1. 30-Day Standardized Yield. On page 74, add the following: The 30-day standardized yield as of December 31, 1998 for Gradison Government Income Fund is 5.24% and as of March 31, 1998 for Gradison Opportunity Value Fund is N/A.

2. Dividend Yield and Distribution Return. On page 75, add the following information. During these periods, the Predecessor Funds did not charge a sales load.


         ----------------------------------------- --------------------- -------------------------- --------------------------
                                                      Dividend Yield        Distribution Return         Fiscal Year Ended
         ----------------------------------------- --------------------- -------------------------- --------------------------
                                                             5.68%                      5.68%          December 31, 1998
         Gradison Government Income Fund
         ----------------------------------------- --------------------- -------------------------- --------------------------
         Gradison Opportunity Value Fund                     0.97%                     13.73%             March 31, 1998
         ----------------------------------------- --------------------- -------------------------- --------------------------





3. Average Annual Total Return. On page 77, add the following information.

         ---------------------------------------- ----------------- --------------- --------------- --------------------
                                                      One-Year        Five-Years      Ten-Years        Periods Ended
         ---------------------------------------- ----------------- --------------- --------------- --------------------
         Gradison Government Income Fund                7.37%           6.33%           8.07%             12/31/98
         ---------------------------------------- ----------------- --------------- --------------- --------------------
         Gradison Opportunity Value Fund               42.02%          17.44%          14.88%              3/31/98
         ---------------------------------------- ----------------- --------------- --------------- --------------------

4. Average Annual Total Return and Cumulative Total Return. On page 79, add the following information.

         ---------------------------------------------- --------------------- ------------------- -------------------

                                                           Average Annual         Cumulative         Period from
                                                            Total Return         Total Return        inception to
         ---------------------------------------------- --------------------- ------------------- -------------------
         Gradison Government Income Fund                          8.26%             144.88%            12/31/98
         ---------------------------------------------- --------------------- ------------------- -------------------
         Gradison Opportunity Value Fund                         12.49%             459.43%             3/31/98
         ---------------------------------------------- --------------------- ------------------- -------------------

5.       Portfolio  Managers of the  Proprietary  Portfolios  of the  LifeChoice
         Funds. On page 102, delete Barbara Myers' name and biographical information relating to the Special Value Fund.

6. Investment Advisory Fees. On page 104, add the following information:

         During the periods  indicated in the following  table,  the Predecessor
         Funds paid investment advisory fees to the Gradison Division of McDonald & Company Securities, Inc. ("McDonald & Co."), as shown below.

         ---------------------------------------------- ----------------------- --------------------- --------------------
                                                                 1998                   1997                 1996
         ---------------------------------------------- ----------------------- --------------------- --------------------
         Gradison Government Income Fund                         $796,226              $773,094             $866,440
         (fiscal years ended December 31)
         ---------------------------------------------- ----------------------- --------------------- --------------------
         Gradison Opportunity Value Fund                         $881,658              $699,336             $631,571
         (fiscal years ended March 31)
         ---------------------------------------------- ----------------------- --------------------- --------------------

7. Brokerage Commissions. On page 107, add the following information:

         ---------------------------------------------- ----------------------- --------------------- --------------------
                                                                 1998                   1997                 1996
         ---------------------------------------------- ----------------------- --------------------- --------------------
         Gradison Government Income Fund                                0                     0                    0
         (fiscal years ended December 31)
         ---------------------------------------------- ----------------------- --------------------- --------------------
         Gradison Opportunity Value Fund                         $136,378               $92,853              $71,036
         (fiscal years ended March 31)
         ---------------------------------------------- ----------------------- --------------------- --------------------

8. Portfolio Turnover Rate. On page 108, add the following information:

         ---------------------------------------------- ----------------------- ---------------------
                                                                 1998                   1997
         ---------------------------------------------- ----------------------- ---------------------
         Gradison Government Income Fund                              36%                   12%
         (fiscal years ended December 31)
         ---------------------------------------------- ----------------------- ---------------------
         Gradison Opportunity Value Fund                              42%                   35%
         (fiscal years ended March 31)
         ---------------------------------------------- ----------------------- ---------------------



                                        2



9. Underwriting Fees. On page 113, add the following information:

         Pursuant  to  a  Master   Distribution   Agreement  with  the  Gradison
         Government  Income Fund,  McDonald & Co.  received  underwriting  sales charges of $30,601 for the period from  January 1, 1997 to July 7, 1997 and $110,078 for the fiscal year ended  December 31, 1996. The Gradison
         Government  Income Fund  eliminated its sales charge  effective July 7,
         1997.

10. Miscellaneous Service Fees. On page 113, add the following information to reflect fees paid to McDonald & Co.

         -------------------------------------------------- ---------------- ------------------ ---------------

                                                                 1998              1997              1996
         -------------------------------------------------- ---------------- ------------------ ---------------
         Data Processing Services                               $39,970           $40,302          $45,119
         Gradison Government Income Fund
         (fiscal years ended December 31)
         -------------------------------------------------- ---------------- ------------------ ---------------
         Shareholder Servicing Personnel Costs                  $59,992           $53,667          $59,036
         Gradison Government Income Fund
         (fiscal years ended December 31)
         -------------------------------------------------- ---------------- ------------------ ---------------
         Transfer Agent and Accounting Services                $384,111          $154,756          $140,112
         Gradison Opportunity Value Fund                                                        (from 6/1/95)
         (fiscal years ended March 31)
         -------------------------------------------------- ---------------- ------------------ ---------------

11. Rule 12b-1 Payments. On page 115, add the following information to reflect the payment of 12b-1 fees paid to McDonald & Co., the distributor of the Predecessor Funds.

         ------------------------------------------- ----------------- ------------------- -----------------

                                                           1998               1997               1996
         ------------------------------------------- ----------------- ------------------- -----------------
         Gradison Government Income Fund                 $390,404           $380,694           $427,632
         (fiscal years ended December 31)
         (for shareholder services only)
         ------------------------------------------- ----------------- ------------------- -----------------
         Gradison Opportunity Value Fund                 $710,599           $544,851           $421,414
         (fiscal years ended March 31)
         (1/2 for distribution and 1/2 for
         shareholder services)
         ------------------------------------------- ----------------- ------------------- -----------------


If you would like more information about the Victory Funds call 800-539-FUND or Gradison McDonald at 800-869-5999 or 513-579-5999.













                                   VF-SAI-SUP



                                       3